Accounts Receivable	12 Months Ended
Sep. 30, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable as of September 30, 2023 and 2022 consisted of the following:

	September 30, 2023	September 30, 2022
Accounts receivable, gross	$6,531,667	$6,303,689
Less: allowance for doubtful accounts	(46,722)	(33,184)
Accounts receivable, net	$6,484,945	$6,270,505

The Company’s customers are, for the most part, end-brand customers or their system integrators and display panel manufacturers. The Company’s credit policy typically requires payment within 30 to 120 days, and payments on the vast majority of its sales have been collected within 60 days. The average accounts receivable turnover period was approximately 40 days and 55 days for the fiscal years ended September 30, 2023 and 2022, respectively.

Below is an aged analysis of accounts receivables as of September 30, 2023, respectively.

	As of September 30, 2023
	Accounts receivable, gross	Allowance for doubtful accounts	Accounts receivable, net
Within 90 days	$5,646,861	$-	$5,646,861
91-180 days	154,474	-	154,474
181-365 days	705,456	(35,273)	670,183
Greater than 1 year	24,876	(11,449)	13,417
Accounts receivable, net	$6,531,667	$(46,722)	$6,484,945

Changes of allowance for doubtful accounts for the fiscal years ended September 30, 2023 and 2022 are as follows:

	2023	2022
Beginning balance	$33,184	$94,166
Additional reserve through bad debt expense	13,538	-
Bad debt write-off		(60,982)
Ending balance	$46,722	$33,184

Bad debt expense for doubtful accounts receivables recorded by the Company for the fiscal years ended September 30, 2023,2022and 2021 were $13,538, $0, $94,166  respectively.